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                                                                        [LOGO]

                                                                [THE HARTFORD]

May 3, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE: Hartford Life and Annuity Insurance Company
    Separate Account VL II
    Pre-effective Amendment No. 1
    File No. 333-131133

Members of the Commission:

    Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 ("1933 Act") we are electronically filing via Edgar a copy of the above-referenced Registration Statement filed on Form N-6.

    You may direct any questions regarding this filing to the undersigned at
(860) 843-8335.

Very truly yours,

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/s/ Lisa M. Proch
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Lisa M. Proch
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